CORPORATE INFORMATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2023
CORPORATE INFORMATION AND NATURE OF OPERATIONS
CORPORATE INFORMATION AND NATURE OF OPERATIONS

1.CORPORATE INFORMATION AND NATURE OF OPERATIONS

Orla Mining Ltd. was incorporated in Alberta in 2007 and was continued into British Columbia in 2010 and subsequently into Ontario under the Business Corporations Act (Ontario) in 2014. In 2016, the Company was continued as a federal company under the Canada Business Corporations Act. The “Company”, “Orla”, “we”, and “our” refer to Orla Mining Ltd. and its subsidiaries. The registered office of the Company is located at Suite 1010, 1075 West Georgia Street, Vancouver, Canada.

The Company is engaged in the acquisition, exploration, development, and exploitation of mineral properties, and holds the Camino Rojo gold and silver mine in Zacatecas State, Mexico, the South Railroad and Lewis gold projects in Nevada, USA, and the Cerro Quema gold project in Panama.

These consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. Different bases of measurement may be appropriate if the Company is not expected to continue operations for the foreseeable future. The Company declared commercial production at Camino Rojo, effective April 1, 2022.